VictoryShares US Large Cap High Div Volatility Wtd ETF Average Annual Total Returns	12 Months Ended	18 Months Ended	27 Months Ended	60 Months Ended	90 Months Ended	92 Months Ended	114 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%		26.72%	14.53%	14.35%	14.59%	13.59%
Russell 1000 Value Index reflects no deduction for fees, expenses or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	14.73%		8.68%			8.96%
Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.95%			9.23%			10.72%
VictoryShares US Large Cap High Div Volatility Wtd ETF
Prospectus [Line Items]
Average Annual Return, Percent	15.53%			8.84%			10.32%	[1]
VictoryShares US Large Cap High Div Volatility Wtd ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.95%			7.85%			9.41%	[1]
VictoryShares US Large Cap High Div Volatility Wtd ETF | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.15%			6.71%			8.20%	[1]

[1]	Inception date is July 8, 2015.